Taxation - Withholding income tax (Details)	12 Months Ended
Dec. 31, 2023
Withholding Income Tax
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside china (as a percent)	10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong	5.00%
Percentage of ownership interests held by foreign investors	25.00%